Income Taxes (Tables) - AutoLotto, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule income tax expense (benefit)
	2020	2019
Current Expense
Federal	—	—
State	—	—
Deferred Expense
Federal	(634,276)	(1,912,012)
State	—	—
Change in Valuation Allowance	634,276	1,912,012
Total	—	—

Schedule of effective tax rates applied to income before income taxes
	2020	2019
Taxes at Statutory Rate (21%)	(993,725)	(2,074,756)
Change in Valuation Allowance	634,276	1,921,012
Permanent Differences	359,450	153,728
Other	—	17
Income Taxes	—	—

Schedule of deferred tax assets and liabilities were due
	2020	2019
Deferred Tax Assets
R&D Tax Credit	19,540	19,540
Fixed Assets	217,288	95,151
Charitable Contribution C/F	105,000	—
Net Operating Losses	12,916,634	12,509,493
Total	13,258,462	12,624,184

Deferred Tax Liabilities
Fixed Assets	—	—
Total	—	—

Valuation Allowance	(13,258,462)	(12,624,184)

Net Deferred Tax Asset	—	—